Loans and Allowance for Credit Losses (Future Minimum Lease Payment Receivables under Noncancelable Leasing Agreements) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2020	¥ 510,439
Fiscal year ending March 31, 2021	425,023
Fiscal year ending March 31, 2022	353,355
Fiscal year ending March 31, 2023	240,609
Fiscal year ending March 31, 2024	171,286
Fiscal year ending March 31, 2025 and thereafter	221,627
Total minimum lease payment receivables	¥ 1,922,339